Share-based payment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity plan
Share options	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(US$)
Outstanding as of January 1, 2020	47,277	$881.97	$343.83	7.1
Forfeited	(4,462)	366.00	285.11
Outstanding as of March 31, 2020	42,815	$935.74	$349.95	7.0
Outstanding as of June 30, 2020	42,815	$935.74	$349.95	6.8
Expected to vest and exercisable as of June 30, 2020	42,815	$935.74	$349.95	6.8

Outstanding as of January 1, 2021	216,706	991.99	468.60	9.0
Forfeited	(5,700)	1005.85	475.71
Outstanding as of March 31, 2021	211,006	$991.62	$468.41	8.7
Forfeited	(800)	1005.85	475.71
Outstanding as of June 30, 2021	210,206	$991.57	$468.38	8.5
Expected to vest and exercisable as of June 30, 2021	210,206	$991.57	$468.38	8.5

Share options	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(US$)
Outstanding as of January 1, 2018	56,362	$892.24	$350.52	9.1
Granted	1,000	1,005.85	$225.30
Forfeited	(2,400)	1,005.85	$387.63
Outstanding as of December 31, 2018	54,962	$889.35	$346.63	8.1
Forfeited	(7,685)	934.82	$363.82
Outstanding as of December 31, 2019	47,277	$881.97	$343.83	7.1
Granted	176,890	1,005.85	$495.95
Forfeited	(7,461)	623.31	$326.36
Outstanding as of December 31, 2020	216,706	991.99	468.60	9.0
Expected to vest and exercisable as of December 31, 2020	216,706	$991.99	$468.60	9.0

Schedule of weighted average assumptions applied to options
Grant date	For the years ended December 31, 2018
Risk-free interest rate(1)	3.55%
Expected dividend yield(2)	0.0%
Volatility(3)	51.7%
Exercise multiple(4)	2.2
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$515.40
Grant date	For the years ended December 31, 2020
Risk-free interest rate(1)	1.54% ~ 1.61%
Expected dividend yield(2)	0.0%
Volatility(3)	50.2% ~ 51.8%
Exercise multiple(4)	2.2 ~ 2.8
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$976.98 ~ $1,316.40

Schedule non-vested shares activity
	Number of non-vested shares	Weighted average grant date fair value per share
		(US$)
Outstanding as of January 1, 2020	20,523	$182.13
Transfer to non-vested share units	(20,523)	$182.13
Outstanding as of March 31, 2020	—	$—
Outstanding as of June 30, 2020	—	$—
	Number of non-vested shares	Weighted average grant date fair value per share
		(US$)
Outstanding as of January 1, 2020	123,575	$143.89
Forfeited	(446)	$227.24
Transfer from non-vested shares	20,523	$182.13
Outstanding as of March 31, 2020	143,652	$149.10
Outstanding as of June 30, 2020	143,652	$149.10

Outstanding as of January 1, 2021	143,652	$149.10
Forfeited	—	$—
Outstanding as of June 30, 2021	143,652	$149.10

	Number of non-vested shares	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	43,723	$139.80
Forfeited	(8,923)	$102.35
Outstanding as of December 31, 2018	34,800	$149.40
Transfer to non-vested share units	(14,277)	$102.35
Outstanding as of December 31, 2019	20,523	$182.13
Transfer to non-vested share units	(20,523)	$182.13
Outstanding as of December 31, 2020	—	$—
	Number of non-vested share units	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	120,007	$155.55
Forfeited	(5,890)	$188.84
Outstanding as of December 31, 2018	114,117	$153.83
Forfeited	(4,819)	$255.99
Transfer from non-vested shares	14,277	$102.35
Outstanding as of December 31, 2019	123,575	$143.89
Forfeited	(446)	$227.24
Transfer from non-vested shares	20,523	$182.13
Outstanding as of December 31, 2020	143,652	$149.10